Accounts Receivable, Net- Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 201,477	$ 395,901
Less: allowance for expected credit losses
Accounts receivable, net	$ 201,477	$ 395,901